Derivative financial instruments - Cash flow sensitivity (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash flow sensitivity analysis for variable rate instruments [line items]
Change in interest rate for sensitivity analysis	0.01
Change in foreign exchange for sensitivity analysis	10.00%
Interest rate risk and currency risk [member] | Derivatives [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	₺ 1,208,470	₺ 394,551
Increase (decrease) in profit (loss) due to potential decrease in interest rate	895,443	536,483
Increase (decrease) in equity due to potential increase in interest rate	(505,640)	(119,337)
Increase (decrease) in equity due to potential decrease in interest rate	(235,292)	(199,088)
Interest rate risk and currency risk [member] | Participating cross currency swap contracts [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	1,158,627	376,920
Increase (decrease) in profit (loss) due to potential decrease in interest rate	849,915	519,967
Increase (decrease) in equity due to potential increase in interest rate	(516,772)	(102,693)
Increase (decrease) in equity due to potential decrease in interest rate	(247,934)	(180,974)
Interest rate risk and currency risk [member] | Cross currency swap contracts [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	49,843	17,631
Increase (decrease) in profit (loss) due to potential decrease in interest rate	45,528	16,516
Increase (decrease) in equity due to potential increase in interest rate	11,132	(16,644)
Increase (decrease) in equity due to potential decrease in interest rate	₺ 12,642	₺ (18,114)